Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents		$ 14,466	$ 155,735
Accounts receivable	60,634	95,563	26,394
Inventory (note 4)	101,358	129,006	88,766
Related party receivable	10,631	8,950
Prepaid expenses and deposits	8,107	4,606	6,102
Total Current Assets	180,730	252,591	276,997
Property and Equipment (note 5)	39,245	39,401
Intangible Assets, Net (note 6)	10,703	10,780	7,589
Total Assets	230,678	302,772	284,586
Current Liabilities
Bank overdraft	1,316
Accounts payable and accrued liabilities	270,540	248,300	286,467
Income taxes payable (note 10)	4,958	4,653	5,551
Current portion of promissory note payable (note 7)	46,105	41,456
Total Current Liabilities	322,919	294,409	292,018
Promissory Note Payable(note 7)		4,644
Total Liabilities	322,919	299,053	292,018
Comittments and Contingencies
Shareholder's Equity (Deficit)
Share Capital (note 8)	6,729	6,689	284
Additional paid in capital	4,072,637
Capital Surplus		3,984,662	140,850
Cumulative Translation Adjustment	(14,818)	(6,212)	28,842
Share Subscriptions Payable (note 8)		88,015	386,770
Share Subscriptions Receivable	(17,500)	(17,500)
Accumulated Deficit	(4,139,289)	(4,051,935)	(564,178)
Total Shareholder's Equity (Deficit)	(92,241)	3,719	(7,432)
Total Liabilities and Shareholder's Equity (Deficit)	$ 230,678	$ 302,772	$ 284,586